The Effect of Derivative Instruments on the Consolidated Statements of Income, Pre-tax (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements USD ($)	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2009 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense USD ($)	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2010 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2009 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts USD ($)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2009 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss USD ($)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2009 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements USD ($)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2009 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss USD ($)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2009 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2009 Cash flow hedges Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense USD ($)	Mar. 31, 2011 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2010 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2009 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign exchange contracts Foreign currency transaction loss USD ($)	Mar. 31, 2011 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2009 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss USD ($)	Mar. 31, 2011 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2009 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign currency long-term-debt Foreign currency transaction loss USD ($)	Mar. 31, 2011 Fair value hedges Foreign currency long-term-debt Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts USD ($)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2009 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2009 Hedges of net investment in foreign operations Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net USD ($)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Borrowings and bonds in local currency USD ($)	Mar. 31, 2011 Hedges of net investment in foreign operations Borrowings and bonds in local currency JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Borrowings and bonds in local currency JPY (¥)	Mar. 31, 2009 Hedges of net investment in foreign operations Borrowings and bonds in local currency JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2009 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2009 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2009 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2009 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2009 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Other operating revenues/expenses JPY (¥)	Mar. 31, 2009 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses USD ($)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	$ 7	¥ 598	¥ 1,070	¥ (2,367)					$ 6	¥ 526	¥ (28)	¥ 193					$ (32)	¥ (2,623)	¥ (2,415)	¥ 956																				$ 54	¥ 4,468	¥ (45)	¥ 6,618					$ 45	¥ 3,711	¥ 1,783	¥ 1,393
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					(4)	(313)	(89)	170					3	291	(28)	1					5	383	1,264	102																				2	0	39	820	0	0	0	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					0	0	0	0					0	0	0	0					0	0	0		3																			0	0	0	0	0	0	0	0
Gains (losses) recognized in income on derivative																										24	1,986	924	(682)	105	8,765	4,700	4,633	52	4,297	349	1,057	14	1,193													0	34	14	40	(3)	(245)	67	293	0	(10)	998	(945)	23	1,897	(147)	3,778	(8)	(675)	383	105	(477)	445	8	660
Gains (losses) recognized in income on hedged item																										$ (27)	¥ (2,217)	¥ (1,231)	¥ 662	$ (105)	¥ (8,765)	¥ (4,700)	¥ (4,633)	$ (52)	¥ (4,297)	¥ (349)	¥ (1,057)	$ (14)	¥ (1,193)